Related party transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions

19. Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly.

Transactions with key management and directors comprised the following:

• The Company paid expenses of $1,445,043 (2019 - $567,468) to a company owned by the CEO for the year ended December 31, 2020, included in the consolidated statement of loss and comprehensive loss under various expense line categories. As at December 31, 2020, the CEO has repaid a related party loan of $355,778 for withholding taxes paid by the Company on behalf of the CEO in relation to the Class B common shares issued during the year ended December 31, 2020.

• As at December 31, 2020, the President of FSD BioSciences Division has repaid a related party loan of $21,876 for withholding taxes paid by the Company on behalf of the President of FSD BioSciences Division in relation to the Class B common shares issued during the year ended December 31, 2020.

• The Company pays independent directors C$40,000 per annum, with the Chairman of each respective committee receiving an additional C$10,000 per annum. Directors compensation for the year ended December 31, 2020 was $246,226 (2019 - $153,109) which included $238,703 recognized as share-based compensation. As of December 31, 2020, directors have received their compensation for the 2020 fiscal year in advance, through the issuance of Class B shares.

• The Company issued 1,676,066 shares to key management and directors in the form of a compensation bonus for past services provided during the year ended December 31, 2020. The fair value of shares issued to key management and directors is $4,602,301 and is included in share-based payments and bonuses below.

Key management personnel compensation during the year ended December 31, 2020 and 2019 is comprised of:

	2020	2019
	$	$
Salaries, benefits, bonuses and consulting fees	2,936,816	3,638,267
Share-based payments	7,045,994	9,385,984
Total	9,982,810	13,024,251